Loan receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 12,731	$ 19,080
Provision for loan losses (Note 20)	(5,038)	(5,491)
Total loan receivables, net	7,693	13,589
Less: classified as non-current loan receivables, net	(1,796)	(977)
Total current loan receivables, net	5,897	12,612
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	6,300	6,988
Corporate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 6,431	$ 12,092